                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/06

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Firelake Capital Management, LLC
Address: 575 High Street, Suite 330
         Palo Alto, CA 94301

Form 13F File Number: 28-11724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By: Firelake Capital Management, LLC

Name:  Martin L. Lagod
Title: Managing Director
Phone: 650-321-0880

Signature, Place, and Date of Signing:


/s/ Martin L. Lagod                          Palo Alto, CA          May 12, 2006
------------------------------------         -------------          ------------
[Signature]                                  [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page

                                 REPORT SUMMARY:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          25

Form 13F Information Table Value Total:    $142,557
                                           --------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
                                                   MARKET
                                TITLE               VALUE    SHARE /                                           VOTING AUTHORITY
                                  OF              (X$1000)     PRN     SHARE  PUT /  INVESTMENT    OTHER   -----------------------
        NAME OF ISSUER          CLASS    CUSIP      (USD)     AMOUNT   / PRN   CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
        --------------          -----  ---------  --------  ---------  -----  -----  ----------  --------  ---------  ------  ----
ACCELRYS INC                     CMN   00430U103    1,818     250,000    SH             SOLE                 250,000
ADVANCED ANALOGIC TECH INC       CMN   00752J108    7,524     660,000    SH             SOLE                 660,000
APPLIED MICRO CIRCUITS CORP      CMN   03822W109    3,460     850,000    SH             SOLE                 850,000
ATHEROS COMMUNICATIONS INC       CMN   04743P108   18,726     715,000    SH             SOLE                 715,000
CALIFORNIA MICRO DEVICES CORP    CMN   130439102    9,492   1,200,000    SH             SOLE               1,200,000
CENTILLIUM COMMUNICATIONS INC    CMN   152319109    3,064     800,000    SH             SOLE                 800,000
CHORDIANT SOFTWARE INC           CMN   170404107      698     200,000    SH             SOLE                 200,000
EQUINIX INC                      CMN   29444U502    6,743     105,000    SH             SOLE                 105,000
INFORMATICA CORP                 CMN   45666Q102   10,496     675,000    SH             SOLE                 675,000
INTERNATIONAL DISPLAYWORKS INC   CMN   459412102    4,795     732,000    SH             SOLE                 732,000
IROBOT CORP                      CMN   462726100    1,251      45,000    SH             SOLE                  45,000
LEADIS TECHNOLOGY INC            CMN   52171N103    1,704     300,000    SH             SOLE                 300,000
MONOLITHIC POWER SYSTEMS INC     CMN   609839105    5,592     300,000    SH             SOLE                 300,000
NETGEAR INC                      CMN   64111Q104    1,426      75,000    SH             SOLE                  75,000
NETLOGIC MICROSYSTEMS INC        CMN   64118B100    8,242     200,000    SH             SOLE                 200,000
NETWORK EQUIPMENT TECHNOLOGIES   CMN   641208103    2,978     750,000    SH             SOLE                 750,000
PORTALPLAYER INC                 CMN   736187204   10,004     450,000    SH             SOLE                 450,000
QUICKLOGIC CORP                  CMN   74837P108    1,722     300,000    SH             SOLE                 300,000
RACKABLE SYSTEMS INC             CMN   750077109    1,586      30,000    SH             SOLE                  30,000
SILICON IMAGE INC                CMN   82705T102    5,671     550,000    SH             SOLE                 550,000
SIRF TECHNOLOGY HLDG INC         CMN   82967H101    5,319     150,000    SH             SOLE                 150,000
STRATEX NETWORKS INC             CMN   86279T109   15,990   2,600,000    SH             SOLE               2,600,000
SYMYX TECHNOLOGIES INC           CMN   87155S108    6,935     250,000    SH             SOLE                 250,000
VOLTERRA SEMICONDUCTOR CORP      CMN   928708106    7,063     370,000    SH             SOLE                 370,000
WEBSIDESTORY INC                 CMN   947685103      258      15,000    SH             SOLE                  15,000